Changes in Number of Shares and Aggregate Amount of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Class of Stock [Line Items]
Balance at end of fiscal year	¥ 4,647,024		¥ 4,035,356		¥ 3,332,018
Preferred stock
Class of Stock [Line Items]
Issued at beginning of year	951,442,000		951,442,000		951,442,000
Net change
Issued at end of year	951,442,000		951,442,000		951,442,000
Balance at beginning of fiscal year	453,576		535,971		948,641
Net change	(43,208)		(82,395)		(412,670)
Balance at end of fiscal year	410,368		453,576		535,971
Preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	951,442		951,442		951,442
Net change
Balance at end of fiscal year	951,442		951,442		951,442
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Issued at beginning of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Net change		[1]		[1]		[1]
Issued at end of year	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Preferred stock | Eleventh series class XI preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Net change		[1]		[1]		[1]
Balance at end of fiscal year	914,752	[1]	914,752	[1]	914,752	[1]
Preferred stock | Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Issued at beginning of year	36,690,000		36,690,000		36,690,000
Net change
Issued at end of year	36,690,000		36,690,000		36,690,000
Preferred stock | Thirteenth series class XIII preferred stock | Stock Issued
Class of Stock [Line Items]
Balance at beginning of fiscal year	36,690		36,690		36,690
Net change
Balance at end of fiscal year	¥ 36,690		¥ 36,690		¥ 36,690

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.